Employee Benefits - Expected Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2021 USD ($)
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2022	$ 264
2023	286
2024	305
2025	357
2026	347
2027-2031	1,975
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2022	4
2023	4
2024	4
2025	3
2026	3
2027-2031	$ 11